Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cayman Islands 0.6%
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	4.210%		500,000	471,729
United States 2.4%
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%		600,000	513,035
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%		401,887	397,567
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%		400,000	365,252
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	3.602%		250,000	245,462
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%		422,999	395,051
Total				1,916,367
Total Asset-Backed Securities — Non-Agency (Cost $2,564,452)				2,388,096

Commercial Mortgage-Backed Securities - Non-Agency(c) 3.9%

United Kingdom 0.3%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	273,083	266,443
United States 3.6%
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	4.518%		500,000	473,142
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%		600,000	499,314
BX Trust(a),(d)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%		500,000	408,086
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		750,000	553,504
Commercial Mortgage-Backed Securities - Non-Agency(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		160,000	109,334
CSMC Trust(a),(d)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%		300,000	216,296
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%		550,000	523,927
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%		100,000	91,476
Total				2,875,079
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,715,255)				3,141,522

Convertible Bonds 0.0%

United States 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%		28,000	19,264
Total Convertible Bonds (Cost $26,653)				19,264

Corporate Bonds & Notes(c) 51.6%

Australia 0.5%
APT Pipelines Ltd.(a)
07/15/2030	2.000%	EUR	300,000	239,708
Ausgrid Finance Pty, Ltd.(a)
10/07/2031	0.875%	EUR	200,000	140,952
Total				380,660
Belgium 0.3%
Anheuser-Busch InBev SA/NV(a)
04/02/2040	3.700%	EUR	150,000	133,604
House of Finance NV (The)(a)
07/15/2026	4.375%	EUR	100,000	98,295
Total				231,899
Bermuda 0.9%
Bacardi Ltd.(a)
07/03/2023	2.750%	EUR	450,000	439,303
05/15/2048	5.300%		345,000	293,864
Total				733,167
Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%		14,000	13,879
1375209 BC Ltd.(a)
01/30/2028	9.000%		6,155	6,109
Air Canada(a)
08/15/2026	3.875%		14,000	12,012
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%		19,000	13,179
06/01/2028	4.875%		7,000	4,510
09/30/2028	11.000%		10,925	8,822
10/15/2030	14.000%		2,165	1,180
Bombardier, Inc.(a)
04/15/2027	7.875%		23,000	21,162
GFL Environmental, Inc.(a)
08/01/2025	3.750%		18,000	16,610
12/15/2026	5.125%		10,000	9,333
08/01/2028	4.000%		41,000	34,175
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%		22,000	17,766
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%		26,000	24,849
Videotron Ltd.(a)
06/15/2029	3.625%		124,000	100,614
Waste Connections, Inc.
01/15/2033	4.200%		150,000	135,923
Total				420,123
Cayman Islands 0.0%
Global Aircraft Leasing Co., Ltd.(a),(e)
09/15/2024	6.500%		23,382	17,595
China 0.2%
JD.com, Inc.
01/14/2030	3.375%		200,000	173,243
Denmark 0.1%
Danske Bank A/S(a),(f)
Subordinated
05/15/2031	1.000%	EUR	100,000	82,004
Finland 0.1%
Teollisuuden Voima OYJ(a)
02/04/2025	2.125%	EUR	100,000	91,846
France 1.9%
Altice France SA(a)
02/01/2027	8.125%		16,000	14,296
01/15/2028	5.500%		24,000	19,001
07/15/2029	5.125%		23,000	17,189
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cab SELAS(a)
02/01/2028	3.375%	EUR	100,000	74,877
Casino Guichard Perrachon SA(a)
01/15/2026	6.625%	EUR	100,000	50,929
Credit Agricole SA(a)
02/24/2029	1.125%	EUR	200,000	166,067
07/03/2029	1.000%	EUR	200,000	163,160
Crown European Holdings SA(a)
09/30/2024	2.625%	EUR	100,000	93,350
Elis SA(a)
04/11/2024	1.750%	EUR	100,000	92,282
Faurecia SE(a)
06/15/2027	2.375%	EUR	100,000	71,916
Foncia Management SASU(a)
03/31/2028	3.375%	EUR	100,000	78,779
Getlink SE(a)
10/30/2025	3.500%	EUR	100,000	89,610
Iliad Holding SA(a)
10/15/2026	5.125%	EUR	100,000	88,605
Iliad Holding SAS(a)
10/15/2026	6.500%		36,000	31,464
10/15/2028	7.000%		37,000	31,723
iliad SA(a)
06/17/2026	2.375%	EUR	100,000	86,253
Rexel SA(a)
06/15/2028	2.125%	EUR	100,000	76,369
SANEF SA(a)
03/16/2026	1.875%	EUR	200,000	183,654
Verallia SA(a)
11/10/2031	1.875%	EUR	100,000	66,991
Total				1,496,515
Germany 2.6%
ADLER Real Estate AG(a)
02/06/2024	2.125%	EUR	100,000	76,440
Amprion GmbH(a)
09/23/2033	0.625%	EUR	300,000	203,686
Aroundtown SA(a)
01/31/2028	1.625%	EUR	300,000	230,917
Bayer AG(a)
01/06/2030	1.125%	EUR	300,000	233,652
Cheplapharm Arzneimittel GmbH(a)
02/11/2027	3.500%	EUR	100,000	80,307
Commerzbank AG(a)
12/04/2026	0.500%	EUR	350,000	300,914
Deutsche Bank AG(a),(f)
11/19/2030	1.750%	EUR	100,000	74,213

2	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Deutsche Lufthansa AG(a)
02/11/2025	2.875%	EUR	100,000	87,736
Eurogrid GmbH(a)
04/21/2033	0.741%	EUR	200,000	141,579
Grand City Properties SA(a)
01/11/2028	0.125%	EUR	100,000	72,896
Gruenenthal GmbH(a)
11/15/2026	3.625%	EUR	100,000	83,794
Schaeffler AG(a)
10/12/2025	2.750%	EUR	100,000	89,040
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	87,920	77,368
thyssenkrupp AG(a)
02/22/2024	2.875%	EUR	100,000	92,075
Vier Gas Transport GmbH(a)
09/10/2029	0.125%	EUR	100,000	71,096
Vonovia SE(a)
06/28/2028	1.875%	EUR	200,000	166,641
Total				2,082,354
India 0.8%
Adani Ports & Special Economic Zone Ltd.(a)
07/30/2027	4.000%		400,000	348,058
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		300,000	244,876
Total				592,934
Ireland 0.5%
AIB Group PLC(a),(f)
Subordinated
05/30/2031	2.875%	EUR	120,000	102,552
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		25,000	20,796
eircom Finance DAC(a)
05/15/2026	3.500%	EUR	100,000	86,496
Endo Dac/Finance LLC/Finco, Inc.(a),(g)
06/30/2028	0.000%		11,000	654
Experian Europe DAC(a)
05/16/2031	1.560%	EUR	200,000	161,143
Total				371,641
Isle of Man 0.3%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%		200,000	155,770
Playtech PLC(a)
10/12/2023	3.750%	EUR	100,000	95,555
Total				251,325
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 0.7%
Autostrade per l’Italia SpA(a)
02/01/2027	1.750%	EUR	100,000	82,057
12/04/2028	2.000%	EUR	200,000	151,567
09/26/2029	1.875%	EUR	200,000	144,853
Nexi SpA(a)
04/30/2029	2.125%	EUR	100,000	74,754
Telecom Italia SpA(a)
01/19/2024	3.625%	EUR	100,000	95,820
Total				549,051
Jersey 0.6%
Adient Global Holdings Ltd.(a)
08/15/2024	3.500%	EUR	100,000	90,669
Avis Budget Finance PLC(a)
05/15/2025	4.500%	EUR	100,000	93,147
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		400,000	309,999
Total				493,815
Liberia 0.1%
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%		19,000	14,027
08/31/2026	5.500%		20,000	15,301
07/15/2027	5.375%		11,000	8,082
04/01/2028	5.500%		19,000	13,357
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%		33,000	21,450
Royal Caribbean Cruises Ltd.(a),(h)
01/15/2029	8.250%		20,000	19,455
Total				91,672
Luxembourg 1.1%
Altice Financing SA(a)
01/15/2025	2.250%	EUR	100,000	86,040
Altice France Holding SA(a)
05/15/2027	8.000%	EUR	100,000	74,255
02/15/2028	6.000%		50,000	32,059
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		45,000	39,605
Garfunkelux Holdco 3 SA(a)
11/01/2025	6.750%	EUR	100,000	75,929
Herens Holdco Sarl(a)
05/15/2028	4.750%		19,000	15,544
ION Trading Technologies Sarl(a)
05/15/2028	5.750%		19,000	15,443
P3 Group Sarl(a)
01/26/2029	1.625%	EUR	350,000	254,287

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Prologis International Funding II SA(a)
03/23/2033	0.750%	EUR	250,000	161,904
Sani/Ikos Financial Holdings 1 Sarl(a)
12/15/2026	5.625%	EUR	100,000	92,247
Total				847,313
Mauritius 0.5%
Network i2i Ltd.(a),(f)
12/31/2049	5.650%		450,000	413,841
Netherlands 2.9%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	140,100
Clear Channel International BV(a)
08/01/2025	6.625%		30,000	27,902
Constellium SE(a)
02/15/2026	4.250%	EUR	100,000	87,975
06/15/2028	5.625%		9,000	7,398
04/15/2029	3.750%		33,000	24,201
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	92,615
Diageo Capital BV(a)
06/08/2034	1.875%	EUR	100,000	80,135
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	200,000	150,479
E.ON International Finance BV(a)
06/03/2030	6.250%	GBP	315,000	340,130
ING Groep NV(a),(f)
02/01/2030	0.250%	EUR	200,000	147,934
LKQ European Holdings BV(a)
04/01/2028	4.125%	EUR	100,000	91,687
Nobel Bidco BV(a)
06/15/2028	3.125%	EUR	100,000	65,663
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%		30,000	24,984
OCI NV(a)
10/15/2025	3.625%	EUR	90,000	86,115
Phoenix PIB Dutch Finance BV(a)
08/05/2025	2.375%	EUR	100,000	91,615
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	88,506
Repsol International Finance BV(a),(f)
12/31/2049	3.750%	EUR	100,000	87,177
Sensata Technologies BV(a)
09/01/2030	5.875%		16,000	14,959
Stichting AK Rabobank Certificaten(a),(f)
12/31/2049	6.500%	EUR	150,000	134,907
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Telefonica Europe BV(a),(f)
12/31/2049	3.875%	EUR	100,000	85,835
Thermo Fisher Scientific Finance I BV
10/18/2041	1.625%	EUR	100,000	65,034
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		15,000	13,537
08/15/2027	8.500%		14,000	12,381
United Group BV(a)
07/01/2024	4.875%	EUR	100,000	91,097
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	100,000	89,220
Vonovia Finance BV(a)
10/07/2039	1.625%	EUR	200,000	109,463
VZ Secured Financing BV(a)
01/15/2032	5.000%		35,000	26,725
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		28,000	20,060
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		15,000	12,601
Ziggo BV(a)
01/15/2030	4.875%		35,000	27,675
Total				2,338,110
Panama 0.2%
Carnival Corp.(a)
02/01/2026	10.125%	EUR	100,000	96,748
03/01/2026	7.625%		25,000	19,000
03/01/2027	5.750%		60,000	42,070
08/01/2028	4.000%		19,000	15,336
05/01/2029	6.000%		23,000	15,166
Total				188,320
Poland 0.1%
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%		9,000	7,978
Canpack SA/US LLC(a)
11/15/2029	3.875%		33,000	25,874
InPost SA(a)
07/15/2027	2.250%	EUR	100,000	73,461
Total				107,313
Spain 0.7%
Cellnex Telecom SA(a)
04/20/2027	1.000%	EUR	100,000	80,185
Cirsa Finance International Sarl(a)
12/20/2023	6.250%	EUR	84,917	81,186
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		8,000	6,178

4	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	76,501
Lorca Telecom Bondco SA(a)
09/18/2027	4.000%	EUR	100,000	85,281
NorteGas Energia Distribucion SA(a)
09/28/2027	2.065%	EUR	235,000	205,154
Total				534,485
Sweden 1.0%
Heimstaden Bostad AB(a),(f)
12/31/2049	3.375%	EUR	100,000	64,798
Intrum AB(a)
07/15/2024	3.125%	EUR	100,000	89,185
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	343,725
01/30/2027	1.125%	EUR	300,000	235,347
Verisure Holding AB(a)
02/15/2027	3.250%	EUR	100,000	79,657
Total				812,712
Switzerland 0.6%
Credit Suisse Group AG(a)
01/18/2033	0.625%	EUR	450,000	263,454
Peach Property Finance GmbH(a)
11/15/2025	4.375%	EUR	100,000	78,218
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	90,669
Total				432,341
United Kingdom 6.7%
B&M European Value Retail SA(a)
07/15/2025	3.625%	GBP	100,000	94,406
BAE Systems PLC(a)
02/15/2031	1.900%		350,000	265,106
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	200,000	189,290
Boparan Finance PLC(a)
11/30/2025	7.625%	GBP	100,000	72,576
BP Capital Markets PLC(a),(f)
12/31/2049	3.250%	EUR	200,000	174,431
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	197,127
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	302,504
03/11/2032	0.750%	EUR	100,000	68,684
Cadent Finance, PLC(a)
03/19/2030	0.625%	EUR	200,000	146,636
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Co-operative Group Holdings Ltd.(a),(f)
07/08/2026	7.500%	GBP	100,000	97,777
DS Smith PLC(a)
07/26/2029	2.875%	GBP	270,000	229,471
EnQuest PLC(a),(e)
10/15/2023	7.000%		36,068	34,686
HBOS PLC(f)
Subordinated
03/18/2030	4.500%	EUR	255,000	238,243
HSBC Bank PLC
Subordinated
03/24/2046	4.750%	GBP	75,000	62,781
HSBC Holdings PLC(f)
05/24/2032	2.804%		225,000	165,430
11/22/2032	2.871%		32,000	23,335
Imperial Brands Finance PLC(a)
02/26/2026	3.375%	EUR	425,000	393,501
INEOS Finance PLC(a)
05/01/2026	2.875%	EUR	100,000	82,061
International Game Technology PLC(a)
02/15/2025	6.500%		8,000	7,980
Jaguar Land Rover Automotive PLC(a)
01/15/2026	4.500%	EUR	100,000	76,927
Marks & Spencer PLC(a)
05/19/2026	3.750%	GBP	100,000	90,254
National Grid Electricity Transmission PLC(a)
07/07/2032	0.823%	EUR	200,000	141,354
NGG Finance PLC(a),(f)
09/05/2082	2.125%	EUR	250,000	193,628
Pinewood Finance Co., Ltd.(a)
09/30/2025	3.250%	GBP	100,000	95,465
Pinnacle Bidco PLC(a)
02/15/2025	5.500%	EUR	100,000	85,032
Royal Bank of Scotland Group PLC(a),(f)
03/02/2026	1.750%	EUR	335,000	307,067
Sherwood Financing, PLC(a)
11/15/2026	4.500%	EUR	100,000	74,528
Southern Water Services Finance Ltd.(a)
05/28/2028	2.375%	GBP	200,000	180,200
Thames Water Utilities Finance PLC(a)
01/31/2028	0.875%	EUR	400,000	323,892
UBS AG(a)
03/31/2031	0.500%	EUR	200,000	146,893
Victoria PLC(a)
08/24/2026	3.625%	EUR	100,000	71,258
Virgin Media Finance PLC(a)
07/15/2030	5.000%		21,000	15,724

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
04/15/2027	5.000%	GBP	100,000	97,147
05/15/2029	5.500%		19,000	16,355
Virgin Money UK PLC(a),(f)
06/24/2025	2.875%	EUR	200,000	188,973
Vmed O2 UK Financing I PLC(a)
01/31/2029	4.000%	GBP	100,000	84,404
01/31/2031	4.250%		33,000	24,942
07/15/2031	4.750%		38,000	29,596
Vodafone Group PLC(a),(f)
10/03/2078	4.200%	EUR	100,000	85,214
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	203,755
Total				5,378,633
United States 27.7%
AbbVie, Inc.
06/01/2029	2.125%	EUR	350,000	310,404
06/15/2044	4.850%		70,000	61,046
11/14/2048	4.875%		56,000	49,173
11/21/2049	4.250%		115,000	92,278
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		4,000	3,654
04/15/2029	5.000%		5,000	4,434
AdaptHealth LLC(a)
08/01/2029	4.625%		6,000	4,808
03/01/2030	5.125%		29,000	23,930
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%		18,000	16,931
Allegheny Technologies, Inc.
10/01/2029	4.875%		5,000	4,173
10/01/2031	5.125%		25,000	20,533
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%		16,000	13,723
10/15/2027	6.750%		33,000	28,597
11/01/2029	5.875%		23,000	18,879
American Airlines, Inc.(a)
07/15/2025	11.750%		27,000	28,224
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		44,120	41,462
04/20/2029	5.750%		22,343	19,499
American Axle & Manufacturing, Inc.
04/01/2027	6.500%		2,000	1,696
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%		38,000	33,244
American Tower Corp.
08/15/2029	3.800%		53,000	46,565
06/15/2030	2.100%		15,000	11,478
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Amgen, Inc.
03/01/2053	4.875%		116,000	102,155
02/22/2062	4.400%		172,000	133,781
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		215,000	186,338
Apache Corp.
09/01/2040	5.100%		29,000	23,460
02/01/2042	5.250%		9,000	7,338
04/15/2043	4.750%		19,000	14,184
01/15/2044	4.250%		11,000	7,843
APX Group, Inc.(a)
07/15/2029	5.750%		21,000	16,621
Arches Buyer, Inc.(a)
12/01/2028	6.125%		25,000	19,217
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		15,000	13,201
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		20,000	18,939
09/01/2028	2.000%	EUR	100,000	74,729
09/01/2029	4.000%		38,000	27,912
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%		14,000	11,726
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%		6,000	4,794
Ashland Services BV(a)
01/30/2028	2.000%	EUR	100,000	77,940
AssuredPartners, Inc.(a)
08/15/2025	7.000%		15,000	13,920
01/15/2029	5.625%		32,000	25,004
AT&T, Inc.
09/04/2036	3.150%	EUR	100,000	83,740
12/01/2057	3.800%		245,000	165,771
Avantor Funding, Inc.(a)
11/01/2025	2.625%	EUR	100,000	89,259
07/15/2028	4.625%		21,000	18,719
11/01/2029	3.875%		39,000	31,684
Avient Corp.(a)
08/01/2030	7.125%		18,000	16,684
Axalta Coating Systems LLC(a)
02/15/2029	3.375%		14,000	10,965
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		8,000	7,154
Bank of America Corp.(a),(f)
03/22/2031	0.694%	EUR	700,000	523,757
Bank of America Corp.(f)
07/21/2032	2.299%		600,000	448,964
02/04/2033	2.972%		120,000	94,007

6	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%		22,000	17,576
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%		12,000	10,996
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	300,000	274,414
02/11/2031	1.957%		225,000	174,014
Becton Dickinson Euro Finance Sarl
02/12/2036	1.213%	EUR	100,000	66,505
Berkshire Hathaway Finance Corp.
03/18/2030	1.500%	EUR	150,000	123,471
03/15/2052	3.850%		90,000	69,109
Berkshire Hathaway, Inc.
01/15/2041	0.500%	EUR	100,000	52,942
Block, Inc.
06/01/2026	2.750%		8,000	6,875
Boeing Co. (The)
08/01/2059	3.950%		250,000	156,038
Boyd Gaming Corp.(a)
06/15/2031	4.750%		23,000	18,622
Broadcom, Inc.(a)
04/15/2034	3.469%		119,000	89,495
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%		32,000	25,224
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		41,000	31,452
Callon Petroleum Co.
07/01/2026	6.375%		44,000	39,656
Camelot Finance SA(a)
11/01/2026	4.500%		12,000	10,969
Carrier Global Corp.
02/15/2030	2.722%		137,000	113,075
04/05/2050	3.577%		184,000	127,163
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%		8,000	7,183
03/01/2028	2.375%	EUR	100,000	75,679
02/15/2029	3.125%		6,000	4,685
04/01/2030	3.500%		12,000	9,444
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%		34,000	27,545
08/15/2030	4.500%		21,000	16,612
02/01/2032	4.750%		25,000	19,509
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%		31,000	28,428
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%		25,000	24,076
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	8,000	7,416
Cengage Learning, Inc.(a)
06/15/2024	9.500%	23,000	21,574
Centene Corp.
12/15/2029	4.625%	16,000	14,374
02/15/2030	3.375%	16,000	13,081
10/15/2030	3.000%	32,000	25,325
08/01/2031	2.625%	51,000	38,608
CenturyLink, Inc.
04/01/2025	5.625%	25,000	24,082
CenturyLink, Inc.(a)
12/15/2026	5.125%	9,000	7,774
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	6,000	5,246
03/15/2029	3.750%	13,000	10,822
03/15/2031	4.000%	9,000	7,324
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	155,000	119,356
06/30/2062	3.950%	179,000	106,381
04/01/2063	5.500%	317,000	241,473
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	20,000	18,012
Cheniere Energy Partners LP
10/01/2029	4.500%	5,000	4,415
03/01/2031	4.000%	24,000	20,167
01/31/2032	3.250%	30,000	23,044
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	4,000	3,482
03/15/2027	5.625%	6,000	4,621
04/15/2029	6.875%	24,000	11,619
05/15/2030	5.250%	48,000	33,398
Cinemark USA, Inc.(a)
03/15/2026	5.875%	23,000	19,299
07/15/2028	5.250%	11,000	8,454
Citigroup, Inc.(f)
06/03/2031	2.572%	170,000	133,909
01/25/2033	3.057%	170,000	134,057
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	12,000	9,919
07/01/2029	4.875%	29,000	22,688
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	19,000	14,236
06/01/2029	7.500%	33,000	23,971
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	19,000	16,103
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	35,000	27,825
01/15/2032	3.750%	9,000	6,987

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
11/15/2025	3.600%	682,000	646,391
CNX Midstream Partners LP(a)
04/15/2030	4.750%	20,000	15,726
CNX Resources Corp.(a)
03/14/2027	7.250%	2,000	1,948
01/15/2029	6.000%	13,000	11,946
01/15/2031	7.375%	5,000	4,899
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	31,000	27,690
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	13,000	12,547
07/01/2025	6.250%	42,000	40,478
07/01/2027	8.125%	23,000	21,999
Commercial Metals Co.
02/15/2031	3.875%	5,000	3,936
CommScope Technologies LLC(a)
06/15/2025	6.000%	12,000	10,652
Comstock Resources, Inc.(a)
03/01/2029	6.750%	12,000	11,106
01/15/2030	5.875%	12,000	10,447
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	20,000	16,375
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	12,000	10,644
CSC Holdings LLC(a)
02/01/2028	5.375%	39,000	34,018
01/15/2030	5.750%	14,000	9,956
12/01/2030	4.125%	26,000	19,534
12/01/2030	4.625%	24,000	16,320
CVS Health Corp.
03/25/2048	5.050%	270,000	237,690
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	26,000	24,817
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	20,000	18,636
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	32,000	27,650
DISH DBS Corp.
07/01/2026	7.750%	18,000	13,804
06/01/2029	5.125%	49,000	28,792
DISH DBS Corp.(a)
12/01/2028	5.750%	48,000	36,189
DT Midstream, Inc.(a)
06/15/2029	4.125%	14,000	11,830
DTE Energy Co.
10/01/2026	2.850%	490,000	446,913
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Duke Energy Corp.
09/01/2046	3.750%		345,000	244,489
Element Solutions, Inc.(a)
09/01/2028	3.875%		29,000	23,355
Eli Lilly & Co.
09/14/2061	1.375%	EUR	100,000	50,579
Emera US Finance LP
06/15/2046	4.750%		620,000	487,479
Encompass Health Corp.
02/01/2028	4.500%		13,000	11,210
Entegris Escrow Corp.(a)
04/15/2029	4.750%		7,000	6,210
06/15/2030	5.950%		26,000	23,727
Enterprise Products Operating LLC
03/15/2044	4.850%		36,000	30,091
01/31/2060	3.950%		87,000	59,882
EQM Midstream Partners LP(a)
07/01/2025	6.000%		14,000	12,966
07/01/2027	6.500%		16,000	14,846
01/15/2029	4.500%		24,000	19,463
01/15/2031	4.750%		73,000	57,939
EQM Midstream Partners LP
07/15/2048	6.500%		48,000	36,675
Exelon Corp.(a)
03/15/2052	4.100%		17,000	13,148
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		31,000	23,581
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	237,543
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,189,704
Ford Motor Co.
02/12/2032	3.250%		38,000	27,370
01/15/2043	4.750%		16,000	10,639
Ford Motor Credit Co. LLC
09/08/2024	3.664%		91,000	85,505
11/25/2025	2.330%	EUR	100,000	85,684
01/08/2026	4.389%		22,000	19,907
08/17/2027	4.125%		63,000	54,243
02/16/2028	2.900%		12,000	9,450
11/13/2030	4.000%		6,000	4,680
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	33,451
03/15/2043	5.450%		214,000	176,745
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		26,000	20,893
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%		12,000	12,021

8	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Gartner, Inc.(a)
07/01/2028	4.500%		16,000	14,292
06/15/2029	3.625%		9,000	7,540
10/01/2030	3.750%		64,000	52,538
Gates Global LLC/Co.(a)
01/15/2026	6.250%		38,000	35,313
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	6.623%		35,000	32,844
Georgia Power Co.
03/15/2042	4.300%		195,000	155,683
Goldman Sachs Group, Inc. (The)(f)
07/21/2032	2.383%		158,000	119,352
02/24/2033	3.102%		127,000	100,890
Goldman Sachs Group, Inc. (The)(a)
03/18/2033	1.000%	EUR	150,000	102,194
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%		17,000	13,927
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		275,000	235,069
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%		25,000	19,849
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%		30,741	27,165
HB Fuller Co.
10/15/2028	4.250%		34,000	28,592
HCA, Inc.(a)
03/15/2052	4.625%		179,000	134,674
HealthEquity, Inc.(a)
10/01/2029	4.500%		24,000	20,276
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%		22,000	16,540
Herc Holdings, Inc.(a)
07/15/2027	5.500%		19,000	17,102
Hess Midstream Operations LP(a)
02/15/2030	4.250%		10,000	8,105
Hightower Holding LLC(a)
04/15/2029	6.750%		14,000	11,482
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%		11,000	10,154
02/01/2029	5.750%		7,000	6,177
04/15/2030	6.000%		15,000	13,232
02/01/2031	6.000%		22,000	19,228
04/15/2032	6.250%		9,000	8,005
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		14,000	13,700
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%		11,000	10,506
02/01/2028	5.000%		21,000	18,539
HP, Inc.(a)
03/01/2029	4.750%		17,000	17,117
HT Troplast GmbH(a)
07/15/2025	9.250%	EUR	100,000	86,581
HUB International Ltd.(a)
05/01/2026	7.000%		60,000	56,936
12/01/2029	5.625%		29,000	24,220
IAA Spinco, Inc.(a)
06/15/2027	5.500%		25,000	22,813
iHeartCommunications, Inc.
05/01/2026	6.375%		10,082	9,354
05/01/2027	8.375%		25,385	21,378
iHeartCommunications, Inc.(a)
01/15/2028	4.750%		15,000	12,501
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		31,000	25,782
Ingevity Corp.(a)
11/01/2028	3.875%		15,000	12,406
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		12,000	11,544
Inspired Entertainment Financing PLC(a)
06/01/2026	7.875%	GBP	100,000	104,470
IQVIA, Inc.(a)
01/15/2028	2.250%	EUR	100,000	78,716
IRB Holding Corp.(a)
06/15/2025	7.000%		16,000	15,930
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%		10,000	8,809
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%		19,000	15,174
JPMorgan Chase & Co.(a),(f)
07/25/2031	1.001%	EUR	600,000	455,811
JPMorgan Chase & Co.(f)
04/22/2032	2.580%		311,000	240,683
11/08/2032	2.545%		173,000	131,513
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		4,000	3,271
06/01/2031	4.500%		30,000	21,793
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		11,000	10,617
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	85,078
Kinder Morgan, Inc.
02/15/2046	5.050%		90,000	73,691

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.(a)
05/25/2028	2.250%	EUR	400,000	353,279
Kraft Heinz Foods Co.
06/01/2046	4.375%		155,000	120,742
L Brands, Inc.(a)
07/01/2025	9.375%		5,000	5,174
10/01/2030	6.625%		6,000	5,218
L Brands, Inc.
06/15/2029	7.500%		9,000	8,235
11/01/2035	6.875%		20,000	16,708
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		50,000	46,002
02/01/2027	4.250%		13,000	10,638
06/15/2029	4.750%		33,000	24,729
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%		20,000	16,912
01/31/2032	4.375%		14,000	11,603
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%		6,000	4,830
Lithia Motors, Inc.(a)
01/15/2031	4.375%		8,000	6,552
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%		35,000	21,520
Lowe’s Companies, Inc.
04/01/2062	4.450%		139,000	104,203
Madison IAQ LLC(a)
06/30/2028	4.125%		41,000	33,177
06/30/2029	5.875%		16,000	11,157
Magallanes, Inc.(a)
03/15/2052	5.141%		10,000	7,267
03/15/2062	5.391%		239,000	173,247
Matador Resources Co.
09/15/2026	5.875%		22,000	21,248
Mattel, Inc.(a)
04/01/2026	3.375%		8,000	7,178
04/01/2029	3.750%		43,000	36,266
Mattel, Inc.
10/01/2040	6.200%		25,000	23,508
11/01/2041	5.450%		14,000	11,898
Medtronic Global Holdings SCA
10/15/2040	1.375%	EUR	250,000	162,535
Meritage Homes Corp.(a)
04/15/2029	3.875%		48,000	38,148
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		27,000	22,261
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%		29,000	22,944
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Morgan Stanley(f)
10/20/2032	2.511%		136,000	104,099
Subordinated
09/16/2036	2.484%		100,000	71,657
04/20/2037	5.297%		85,000	76,598
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		8,000	6,424
10/01/2029	5.250%		9,000	6,795
NCR Corp.(a)
09/01/2027	5.750%		21,000	19,052
10/01/2028	5.000%		25,000	19,749
Netflix, Inc.
04/15/2028	4.875%		56,000	52,455
11/15/2028	5.875%		17,000	16,512
05/15/2029	4.625%	EUR	550,000	503,632
05/15/2029	6.375%		3,000	2,988
Netflix, Inc.(a)
11/15/2029	5.375%		24,000	22,572
06/15/2030	4.875%		40,000	36,518
Newell Brands, Inc.
06/01/2025	4.875%		11,000	10,647
09/15/2027	6.375%		6,000	5,950
09/15/2029	6.625%		9,000	8,801
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%		18,000	16,443
NFP Corp(a)
10/01/2030	7.500%		20,000	19,065
NFP Corp.(a)
08/15/2028	4.875%		22,000	18,781
08/15/2028	6.875%		50,000	39,000
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%		13,000	12,924
07/15/2029	4.500%		20,000	19,984
07/15/2031	4.750%		14,000	13,769
NiSource, Inc.
05/15/2047	4.375%		93,000	73,789
Novelis Corp.(a)
11/15/2026	3.250%		12,000	10,088
01/30/2030	4.750%		25,000	20,512
08/15/2031	3.875%		15,000	11,195
NRG Energy, Inc.(a)
02/15/2029	3.375%		12,000	9,727
02/15/2031	3.625%		152,000	118,678
NuStar Logistics LP
10/01/2025	5.750%		11,000	10,190
06/01/2026	6.000%		10,000	9,202
04/28/2027	5.625%		20,000	17,481

10	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
07/15/2025	8.000%	48,000	50,984
09/01/2030	6.625%	56,000	56,738
01/01/2031	6.125%	53,000	52,199
05/01/2031	7.500%	13,000	13,587
09/15/2036	6.450%	45,000	44,804
03/15/2046	6.600%	40,000	40,787
Olympus Water US Holding Corp.(a)
10/01/2029	6.250%	8,000	5,477
OneMain Finance Corp.
09/15/2030	4.000%	2,000	1,402
Oracle Corp.
04/01/2050	3.600%	174,000	108,865
03/25/2061	4.100%	168,000	106,338
Organon Finance 1 LLC(a)
04/30/2028	4.125%	44,000	37,616
04/30/2031	5.125%	36,000	29,529
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	9,000	7,065
03/15/2030	4.625%	8,000	6,240
Owens & Minor, Inc.(a)
04/01/2030	6.625%	19,000	16,719
Pacific Gas and Electric Co.
07/01/2050	4.950%	105,000	77,212
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	15,000	12,149
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,061,985
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	19,000	14,632
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	19,000	16,353
02/15/2029	7.750%	22,000	19,674
Picard Midco, Inc.(a)
03/31/2029	6.500%	8,000	6,759
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	29,000	28,195
04/15/2031	4.250%	97,000	77,812
03/01/2032	3.500%	32,000	24,135
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	475,000	340,819
Playtika Holding Corp.(a)
03/15/2029	4.250%	14,000	11,191
Post Holdings, Inc.(a)
03/01/2027	5.750%	9,000	8,594
04/15/2030	4.625%	18,000	14,782
09/15/2031	4.500%	28,000	22,540
Prestige Brands, Inc.(a)
01/15/2028	5.125%	14,000	12,635
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%		24,000	19,884
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%		15,000	11,542
03/01/2031	3.875%		52,000	38,079
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%		23,000	18,858
09/15/2028	6.500%		35,000	24,287
Radiology Partners, Inc.(a)
02/01/2028	9.250%		12,000	7,852
Resideo Funding, Inc.(a)
09/01/2029	4.000%		16,000	12,901
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		10,000	8,538
09/15/2029	4.000%		11,000	8,651
Roblox Corp.(a)
05/01/2030	3.875%		19,000	15,462
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%		54,000	37,326
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%		14,000	12,634
RP Escrow Issuer LLC(a)
12/15/2025	5.250%		22,000	18,171
Ryan Specialty Group LLC(a)
02/01/2030	4.375%		3,000	2,547
Sabre GLBL, Inc.(a)
04/15/2025	9.250%		4,000	3,829
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		28,000	22,432
Scientific Games International, Inc.(a)
05/15/2028	7.000%		13,000	12,247
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%		8,000	5,627
Select Medical Corp.(a)
08/15/2026	6.250%		33,000	31,065
Sempra Energy
06/15/2027	3.250%		260,000	237,086
Service Properties Trust
03/15/2024	4.650%		9,000	8,321
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%		38,000	30,897
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%		16,000	14,581
Silgan Holdings, Inc.
06/01/2028	2.250%	EUR	100,000	78,420

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%		18,000	15,810
07/01/2030	4.125%		25,000	20,395
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%		21,000	20,033
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		7,000	7,022
Southern Co. (The)(f)
09/15/2081	1.875%	EUR	100,000	68,663
Southwestern Energy Co.
02/01/2029	5.375%		9,000	8,176
02/01/2032	4.750%		46,000	38,666
Spectrum Brands, Inc.
07/15/2025	5.750%		28,000	26,581
Spectrum Brands, Inc.(a)
10/01/2026	4.000%	EUR	100,000	83,794
10/01/2029	5.000%		12,000	9,467
07/15/2030	5.500%		2,000	1,574
Sprint Capital Corp.
11/15/2028	6.875%		38,000	39,055
Sprint Corp.
03/01/2026	7.625%		29,000	30,089
SRS Distribution, Inc.(a)
07/01/2028	4.625%		22,000	18,860
07/01/2029	6.125%		15,000	12,061
12/01/2029	6.000%		22,000	17,528
Staples, Inc.(a)
04/15/2026	7.500%		14,000	11,754
Sunoco LP/Finance Corp.
05/15/2029	4.500%		10,000	8,304
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%		16,000	14,888
04/15/2027	10.000%		11,000	10,694
Switch Ltd.(a)
06/15/2029	4.125%		13,000	12,906
Syneos Health, Inc.(a)
01/15/2029	3.625%		7,000	5,576
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%		36,000	32,435
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%		240,000	213,991
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%		9,000	8,773
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%		7,000	5,123
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	18,000	16,800
11/01/2027	5.125%	18,000	16,180
06/15/2028	4.625%	10,000	8,765
10/01/2028	6.125%	32,000	28,231
01/15/2030	4.375%	21,000	17,515
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	28,000	23,783
T-Mobile US, Inc.
02/15/2029	2.625%	26,000	21,463
02/15/2031	2.875%	229,000	183,780
04/15/2031	3.500%	373,000	314,781
TransDigm, Inc.(a)
12/15/2025	8.000%	18,000	18,261
03/15/2026	6.250%	63,000	61,099
TransDigm, Inc.
11/15/2027	5.500%	23,000	19,975
01/15/2029	4.625%	17,000	13,726
05/01/2029	4.875%	17,000	13,703
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	45,000	37,844
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	11,399	10,813
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	64,272	61,948
Uber Technologies, Inc.(a)
05/15/2025	7.500%	16,000	15,966
01/15/2028	6.250%	12,000	11,160
08/15/2029	4.500%	35,000	29,456
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	15,000	11,539
United Airlines, Inc.(a)
04/15/2026	4.375%	10,000	8,922
Univision Communications, Inc.(a)
06/30/2030	7.375%	16,000	15,201
US Foods, Inc.(a)
06/01/2030	4.625%	16,000	13,271
USI, Inc.(a)
05/01/2025	6.875%	15,000	14,401
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	35,000	30,084
08/15/2031	4.125%	46,000	38,121
11/01/2033	3.875%	25,000	19,796
Verizon Communications, Inc.
03/21/2031	2.550%	280,000	223,537
Verscend Escrow Corp.(a)
08/15/2026	9.750%	28,000	26,973

12	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%		14,000	13,076
05/01/2029	4.375%		14,000	11,701
Waste Pro USA, Inc.(a)
02/15/2026	5.500%		38,000	33,641
Wells Fargo & Co.(a),(f)
05/04/2030	1.741%	EUR	200,000	164,613
Wells Fargo & Co.(f)
02/11/2031	2.572%		405,000	324,161
WESCO Distribution, Inc.(a)
06/15/2025	7.125%		19,000	19,001
06/15/2028	7.250%		15,000	14,763
White Cap Buyer LLC(a)
10/15/2028	6.875%		14,000	11,567
Williams Companies, Inc. (The)
09/15/2045	5.100%		79,000	66,899
Williams Cos, Inc. (The)
08/15/2052	5.300%		75,000	65,706
WR Grace Holdings LLC(a)
06/15/2027	4.875%		32,000	27,569
08/15/2029	5.625%		45,000	33,976
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		30,000	28,075
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%		9,000	7,273
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%		14,000	11,449
Total				22,184,192
Total Corporate Bonds & Notes (Cost $52,455,676)				41,297,104

Foreign Government Obligations(c),(i) 13.7%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2049	9.125%		200,000	134,147
Azerbaijan 0.1%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%		150,000	120,486
Belarus 0.1%
Republic of Belarus International Bond(a),(g)
06/29/2027	0.000%		200,000	47,288
Brazil 0.2%
Brazilian Government International Bond
01/27/2045	5.000%		200,000	145,932
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		6,000	5,380
06/01/2027	5.250%		22,000	18,719
05/15/2029	4.250%		24,000	18,752
Total				42,851
Colombia 1.0%
Colombia Government International Bond
01/30/2030	3.000%		800,000	575,202
04/15/2031	3.125%		200,000	139,386
Ecopetrol SA
04/29/2030	6.875%		148,000	124,683
Total				839,271
Dominican Republic 1.1%
Dominican Republic International Bond(a)
04/20/2027	8.625%		642,000	653,567
09/23/2032	4.875%		150,000	112,613
01/30/2060	5.875%		150,000	98,773
Total				864,953
Egypt 0.4%
Egypt Government International Bond(a)
05/29/2032	7.625%		200,000	120,185
03/01/2049	8.700%		355,000	195,756
Total				315,941
France 0.3%
Electricite de France SA(a),(f)
12/31/2049	3.375%	EUR	200,000	133,877
12/31/2049	6.000%	GBP	100,000	87,339
Total				221,216
Germany 0.5%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2026	0.500%	EUR	400,000	375,711
Guatemala 0.2%
Guatemala Government Bond(a)
06/01/2050	6.125%		200,000	163,787
Hungary 0.3%
Hungary Government International Bond(a)
09/22/2031	2.125%		375,000	257,979
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	166,248

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	164,354
Total				330,602
Indonesia 0.9%
Indonesia Government International Bond(a)
01/08/2027	4.350%		400,000	383,250
01/15/2045	5.125%		200,000	173,904
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		200,000	187,241
Total				744,395
Ivory Coast 0.5%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	223,397
06/15/2033	6.125%		200,000	152,230
Total				375,627
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		200,000	180,835
Mexico 1.1%
Petroleos Mexicanos
01/28/2031	5.950%		400,000	270,014
02/16/2032	6.700%		587,000	412,911
01/23/2050	7.690%		273,000	166,935
Total				849,860
Netherlands 0.5%
Stedin Holding NV(a),(f)
12/31/2049	1.500%	EUR	250,000	194,411
TenneT Holding BV(a),(f)
12/31/2049	2.374%	EUR	250,000	221,498
Total				415,909
Oman 0.2%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	159,628
Panama 0.3%
Panama Government International Bond
01/23/2030	3.160%		200,000	163,216
07/23/2060	3.870%		200,000	118,348
Total				281,564
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%		200,000	147,351
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 1.2%
Qatar Government International Bond(a)
03/14/2029	4.000%	400,000	383,318
04/16/2030	3.750%	200,000	187,676
04/23/2048	5.103%	250,000	241,040
Qatar Petroleum(a)
07/12/2031	2.250%	200,000	160,775
Total			972,809
Romania 0.5%
Romanian Government International Bond(a)
01/22/2024	4.875%	232,000	230,459
02/27/2027	3.000%	128,000	108,061
02/14/2051	4.000%	116,000	64,601
Total			403,121
Saudi Arabia 0.9%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%	300,000	270,641
Saudi Government International Bond(a)
01/21/2055	3.750%	625,000	458,960
Total			729,601
South Africa 0.4%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	200,000	177,450
Republic of South Africa Government International Bond
09/30/2049	5.750%	200,000	127,628
Total			305,078
Turkey 0.7%
Turkey Government International Bond
03/25/2027	6.000%	250,000	209,751
02/17/2028	5.125%	300,000	232,255
01/14/2041	6.000%	200,000	123,343
Total			565,349
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%	200,000	43,197
Ukraine Government International Bond(a)
09/01/2028	7.750%	100,000	20,715
Total			63,912
United Arab Emirates 0.9%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	250,000	174,494
04/16/2050	3.875%	200,000	161,873

14	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DP World PLC(a)
07/02/2037	6.850%	400,000	406,179
Total			742,546
Virgin Islands 0.2%
State Grid Overseas Investment Ltd.(a)
05/04/2027	3.500%	200,000	190,914
Total Foreign Government Obligations (Cost $14,258,197)			10,988,663

Residential Mortgage-Backed Securities - Agency 0.9%

United States 0.9%
Federal National Mortgage Association(b),(j)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	2.966%	141,529	15,867
Federal National Mortgage Association(j)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	548,113	91,559
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	7.731%	500,000	365,123
Government National Mortgage Association(b),(j)
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	3.186%	97,366	11,245
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	3.086%	71,059	6,056
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.036%	301,460	30,975
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.036%	326,844	42,301
Government National Mortgage Association(j)
CMO Series 2020-153 Class CI
10/20/2050	2.500%	819,261	125,553
CMO Series 2021-9 Class MI
01/20/2051	2.500%	203,981	26,920
Total			715,599
Total Residential Mortgage-Backed Securities - Agency (Cost $890,248)			715,599

Residential Mortgage-Backed Securities - Non-Agency 13.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 13.4%
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	4.314%	63,457	63,292
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	4.684%	49,681	49,598
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	6.684%	260,833	263,552
BVRT Financing Trust(a),(b),(k)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	500,000	500,000
CIM Trust(a),(d)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	316,665	298,376
Connecticut Avenue Securities Trust(a),(b)
Subordinated CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% 07/25/2031	7.434%	700,000	702,735
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	8.281%	500,000	443,753
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	4.884%	421,095	418,483
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	4.884%	797,000	779,067
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	6.084%	400,000	366,064
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	5.434%	700,000	632,333
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-DNA4 Class B1
1-month USD LIBOR + 2.700% 10/25/2049	5.784%	600,000	570,039
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	7.184%	500,000	495,414

Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund I Trust(a),(d)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	389,000	376,000
Oaktown Re II Ltd.(a),(b)
Subordinated CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.850% 07/25/2028	5.934%	500,000	495,000
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	8.334%	500,000	511,599
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.734%	1,000,000	979,800
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	110,275	102,029
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	424,162	382,654
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	386,038
Triangle Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	7.584%	500,000	497,326
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	374,347
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	500,000	494,650
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
03/25/2060	5.500%	500,000	488,786
Total			10,670,935
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $11,089,199)			10,670,935

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
Ascend Learning LLC(b),(l)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	6.615%	32,753	30,165
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	8.865%	20,000	17,313
Cengage Learning, Inc.(b),(l)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	35,053	31,652
SWF Holdings I Corp.(b),(l)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	7.602%	48,755	37,931
UKG, Inc.(b),(l)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	5.535%	19,527	18,535
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	7.535%	38,000	35,720
Total			171,316
Total Senior Loans (Cost $193,456)			171,316

Treasury Bills 1.2%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.2%
U.S. Treasury Bills
06/15/2023	3.750%	1,000,000	974,208
Total Treasury Bills (Cost $979,047)			974,208

16	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(m),(n)	4,765,203	4,762,821
Total Money Market Funds (Cost $4,762,738)		4,762,821
Total Investments in Securities (Cost $90,934,921)		75,129,528
Other Assets & Liabilities, Net		4,875,358
Net Assets		$80,004,886
At September 30, 2022, securities and/or cash totaling $629,555 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
21,632,000 EUR	21,998,078 USD	UBS	11/10/2022	741,675	—
4,480,000 GBP	5,250,569 USD	UBS	11/10/2022	244,939	—
Total				986,614	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	60	12/2022	USD	6,723,750	—	(315,983)
U.S. Ultra Treasury Bond	24	12/2022	USD	3,288,000	—	(302,935)
Total					—	(618,918)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	3,300,000	(28,915)	—	—	—	(28,915)
Markit iTraxx Europe Crossover Index, Series 38	Morgan Stanley	12/20/2027	5.000	Quarterly	EUR	1,700,000	18,865	—	—	18,865	—
Total							(10,050)	—	—	18,865	(28,915)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $52,751,825, which represents 65.94% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2022.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(g)	Represents a security in default.
(h)	Represents a security purchased on a when-issued basis.
Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	Valuation based on significant unobservable inputs.
(l)	The stated interest rate represents the weighted average interest rate at September 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(n)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	2,760,780	40,334,252	(38,332,410)	199	4,762,821	(1,918)	36,731	4,765,203
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
18	Columbia Variable Portfolio – Global Strategic Income Fund | Third Quarter Report 2022

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